Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
November 30, 2023
CFL-NPRT3-0124
1.810701.119
Municipal Bonds - 95.7%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 94.2%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,186
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	2,920
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.) Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	255	260
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,916
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	15,617
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2023 F, 5.5%, tender 11/1/30 (b)	3,845	4,183
Series 2023 G1, 5.25%, tender 4/1/30 (b)(c)	3,840	4,000
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	418
5% 6/1/28	420	445
5% 6/1/29	500	535
5% 6/1/30	300	324
5% 6/1/31	300	324
5% 6/1/32	250	269
5% 6/1/33	250	269
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,769
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,237
Series 2017 C:
5% 4/1/30	650	709
5% 4/1/31	890	971
5% 4/1/33	1,245	1,351
Series 2018 A:
5% 10/1/34	760	814
5% 10/1/36	840	891
5% 10/1/38	620	650
5% 10/1/42	4,000	4,149
5% 10/1/46	6,235	6,424
Series 2021 A:
5% 4/1/29	400	441
5% 4/1/30	425	473
5% 4/1/31	460	517
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	90	90
5.75% 5/1/30	90	90
Series 2020, 4% 11/1/39	4,955	5,082
Series 2021, 2.5% 12/1/49	1,350	901
Series 2022, 4% 9/1/42	10,000	10,168
California Health Facilities Fing. Auth. Rev.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,811
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	3,663
5% 11/15/36	5,000	5,346
5% 11/15/37	3,000	3,192
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	7,974
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	8,105
Series 2016 A, 3% 10/1/41	500	396
Series 2017 A:
4% 11/1/38	5,475	5,511
5% 11/15/32	1,400	1,499
Series 2018 A, 5% 11/15/27	500	539
Series 2020 A:
4% 4/1/35	2,000	2,022
4% 4/1/49	14,510	13,613
Series 2022 C, 5% 7/1/32	4,460	4,914
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,555	6,517
Series 2021 1, 3.5% 11/20/35	7,398	6,875
Series 2021 3A, 3.25% 8/20/36	1,939	1,779
Series 2021 A2, 3.75% 3/25/35	4,932	4,663
Series 2023 A1, 4.375% 9/20/36	7,974	7,709
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,046
5% 8/1/49	11,000	11,543
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	9,855	8,609
Series 2020:
3% 7/1/50	9,075	6,862
4% 7/1/50	7,125	6,808
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	2,932
5% 6/1/33	2,320	2,466
5% 6/1/36	5,830	6,147
5% 6/1/37	3,000	3,150
Series 2019 A, 2.65% 8/1/36	9,510	7,945
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (d)	11,850	12,152
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	311
5% 10/1/26	715	741
5% 10/1/28	2,130	2,237
5% 10/1/32	1,000	1,043
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,056
4% 5/15/30	1,575	1,616
4% 5/15/31	2,150	2,198
4% 5/15/32	1,000	1,018
5% 5/15/33	895	957
5% 5/15/34	1,000	1,070
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	247
5% 8/15/29	245	264
5% 8/15/30	225	243
5% 8/15/33	750	806
5% 8/15/36	1,435	1,529
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	547
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,070
5% 6/1/28	1,000	1,063
5% 6/1/30	1,555	1,641
5% 6/1/32	1,000	1,054
5% 6/1/33	1,000	1,054
5% 6/1/35	1,000	1,051
5% 6/1/43	3,750	3,850
Series 2016 A, 5% 11/1/36 (d)	1,000	992
Series 2017 A:
5% 7/1/29	575	599
5% 7/1/31	1,000	1,040
5% 7/1/32	1,400	1,454
5% 7/1/33	1,000	1,037
5% 7/1/34	1,395	1,445
5% 7/1/35	1,500	1,552
5% 7/1/36	1,500	1,544
5% 7/1/37	1,250	1,279
Series 2017 B:
5% 7/1/28	1,250	1,305
5% 7/1/29	1,300	1,355
5% 7/1/30	750	781
5% 7/1/31	800	832
5% 7/1/32	1,385	1,438
Series 2017:
5% 10/1/27	500	526
5% 10/1/36	1,250	1,288
5% 10/1/37	500	512
5% 10/1/39	1,750	1,778
Series 2018:
5% 10/1/31	200	210
5% 10/1/32	225	236
5% 10/1/33	225	236
5% 10/1/34	225	235
5% 10/1/35	225	234
5% 10/1/36	250	259
5% 10/1/37	550	565
5% 10/1/38	345	353
Series 2019 A:
5% 4/1/30	3,000	3,246
5% 4/1/31	2,000	2,162
5% 4/1/32	3,000	3,242
5% 4/1/35	1,780	1,914
5% 4/1/36	1,125	1,204
5% 4/1/37	1,475	1,567
5% 4/1/40	2,500	2,618
5% 4/1/41	3,865	4,035
Series 2019:
5% 7/1/34	825	914
5% 7/1/39	1,000	1,077
5% 7/1/49	2,100	2,216
Series 2021 A, 4% 2/1/51	7,500	6,451
Series 2021:
4% 10/1/33	250	250
4% 10/1/34	420	418
4% 10/1/37	160	153
4% 10/1/46	960	834
4% 10/1/51	1,150	967
Series 2022, 5.25% 6/1/53	7,500	7,953
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2019 A, 2.4%, tender 10/1/29 (b)(e)	1,140	1,027
Series 2023 A, 4.375%, tender 9/1/33 (b)(e)	7,000	7,051
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,086
5% 11/15/49	2,500	2,212
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,796
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,324
5% 5/15/27	4,635	4,822
5% 5/15/34	10,000	10,436
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,407
5% 5/15/35	1,955	2,035
5% 5/15/36	1,500	1,554
5% 5/15/43	1,500	1,515
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(e)	7,500	7,460
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	417
4% 10/15/27	400	403
4% 10/15/28	360	363
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2016 D, 4% 4/1/33	1,660	1,715
Series 2020 D, 2.25% 11/1/39	2,440	1,825
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,609
Series 2016 B3, 3.125%, tender 11/1/26 (b)	9,000	8,983
Series 2021 A, 3% 11/1/52	4,500	3,372
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,271
5% 5/15/35	4,725	4,797
5% 5/15/40	2,250	2,259
Series 2017, 5% 5/15/47	1,000	1,000
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.25% 1/1/43	2,760	2,563
5% 1/1/33	1,625	1,685
5% 1/1/38	6,240	6,347
5% 1/1/43	9,300	9,455
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	264
5% 7/1/28	660	726
5% 7/1/29	695	751
5% 7/1/30	730	789
5% 7/1/31	765	827
5% 7/1/32	805	870
5% 7/1/33	845	912
5% 7/1/34	885	955
5% 7/1/35	925	995
5% 7/1/36	500	535
5% 7/1/37	650	691
5% 7/1/38	500	529
5% 7/1/43	1,250	1,308
5% 7/1/48	9,000	9,318
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (d)	375	377
5% 6/1/39 (d)	475	459
5% 6/1/51 (d)	8,225	7,367
Series 2015:
5% 2/1/35 (f)	1,975	1,047
5% 2/1/45 (f)	4,440	2,353
Series 2016:
5% 10/1/26	1,125	1,162
5% 10/1/27	2,360	2,438
5% 10/1/28	1,230	1,270
5% 10/1/29	675	696
5% 10/1/30	1,100	1,132
5% 10/1/33	1,850	1,898
Series 2017 A, 5% 11/1/32 (d)	1,135	1,147
Series 2017, 5% 11/1/48 (f)	795	421
Series 2018 A, 5% 3/1/42	7,500	7,634
Series 2020 A, 3% 4/1/50	13,185	9,661
Series 2021 A:
3% 4/1/46	9,810	7,324
4% 4/1/38	2,625	2,524
4% 4/1/39	2,250	2,139
4% 4/1/40	2,500	2,355
4% 4/1/41	1,885	1,759
4% 4/1/46	2,500	2,236
Carlsbad Unified School District Series 2017 A, 4% 5/1/31	1,500	1,542
Ctr. Joint Unified School Ditrict Series 2021 B, 3% 8/1/51	3,500	2,587
Davis Joint Unified School District Series 2020, 3% 8/1/41 (Build America Mutual Assurance Insured)	4,695	3,878
Desert Cmnty. College District Series 2020, 2% 8/1/37	625	478
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	282
5% 7/1/30	250	287
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,267
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	347
El Rancho Unified School District Series 2019 B, 3% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	1,000	745
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,535
Series 2015:
5% 9/1/27	1,940	2,010
5% 9/1/28	4,125	4,269
5% 9/1/29	4,325	4,468
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,175
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,809
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,667
Series 2016:
5% 9/1/27	1,875	1,942
5% 9/1/28	1,500	1,555
5% 9/1/29	2,000	2,066
5% 9/1/30	1,720	1,771
5% 9/1/31	2,500	2,570
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	1,210	1,228
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A, 0% 10/1/25 (AMBAC Insured)	1,665	1,562
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,018
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,387
Fontana Unified School District Gen. Oblig. Series 2020, 2.375% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,500	3,805
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,409
Foster City Gen. Oblig. Series 2020, 3% 8/1/45	6,500	5,307
Fresno Arpt. Rev. Series 2023 A:
4.125% 7/1/43 (Build America Mutual Assurance Insured) (e)	1,000	967
4.25% 7/1/44 (Build America Mutual Assurance Insured) (e)	1,000	974
5% 7/1/35 (Build America Mutual Assurance Insured) (e)	2,060	2,271
5% 7/1/36 (Build America Mutual Assurance Insured) (e)	2,160	2,358
5% 7/1/37 (Build America Mutual Assurance Insured) (e)	1,000	1,079
5% 7/1/38 (Build America Mutual Assurance Insured) (e)	1,385	1,479
5% 7/1/39 (Build America Mutual Assurance Insured) (e)	2,500	2,655
5% 7/1/40 (Build America Mutual Assurance Insured) (e)	2,625	2,775
5% 7/1/41 (Build America Mutual Assurance Insured) (e)	2,760	2,906
Fresno Unified School District Series 2020 B:
5% 8/1/34	100	114
5% 8/1/35	175	197
5% 8/1/36	235	262
5% 8/1/37	150	165
5% 8/1/38	300	328
5% 8/1/39	350	381
5% 8/1/40	400	435
5% 8/1/41	435	471
5% 8/1/42	500	539
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	540
4% 2/1/33	250	259
4% 2/1/34	430	443
4% 2/1/36	600	611
4% 2/1/41	2,530	2,486
4% 2/1/46	2,055	1,949
4% 2/1/51	2,500	2,307
Gilroy Pub. Facilities Fing. Auth. Series 2021 A, 3% 8/1/46	1,285	1,008
Glendale Wtr. Rev. Series 2020, 2% 2/1/31	1,240	1,098
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	50,000	5,196
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,268
Hesperia Calif Cmnty. Redev. Agcy. Series 2018 A, 3.375% 9/1/37 (Assured Guaranty Muni. Corp. Insured)	1,475	1,316
Huntington Beach Union High Series 2021, 2.125% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	1,260	900
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 5% 9/2/25	500	502
Series 2013:
5% 9/2/24	825	828
5% 9/2/26	800	804
Series 2019:
4% 9/2/38	1,000	963
4% 9/2/39	1,000	953
5% 9/2/44	2,545	2,623
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	414
4% 9/2/36 (Build America Mutual Assurance Insured)	250	256
4% 9/2/37 (Build America Mutual Assurance Insured)	250	253
4% 9/2/38 (Build America Mutual Assurance Insured)	350	352
4% 9/2/39 (Build America Mutual Assurance Insured)	500	500
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,019
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,296
Lammersville Schools Fin. Auth. Series 2019, 3% 10/1/49	3,000	2,163
Lindsay Calif Unified School District Series 2007 C:
0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	695	512
0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	715	506
0% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	675	459
Local Pub. Schools Fdg Auth. School Series 2020 A, 3% 8/1/46	2,235	1,658
Long Beach Cmnty. College:
Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,605
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,471
0% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	8,830	6,381
Series 2019 C, 3% 8/1/36	300	271
Long Beach Hbr. Rev. Series 2017 A:
5% 5/15/26 (e)	1,110	1,152
5% 5/15/27 (e)	2,000	2,113
5% 5/15/29 (e)	1,350	1,426
5% 5/15/30 (e)	1,300	1,373
5% 5/15/31 (e)	2,400	2,535
5% 5/15/32 (e)	1,760	1,852
5% 5/15/33 (e)	1,350	1,419
5% 5/15/34 (e)	1,650	1,734
5% 5/15/35 (e)	2,500	2,622
5% 5/15/36 (e)	3,000	3,143
5% 5/15/37 (e)	2,755	2,878
Long Beach Unified School District:
Series 2009:
5.25% 8/1/33	410	413
5.75% 8/1/33	170	170
Series 2019 F, 3% 8/1/47	7,750	6,025
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (e)	795	800
5% 5/15/25 (e)	2,250	2,297
5% 5/15/26 (e)	1,715	1,744
5% 5/15/27 (e)	1,250	1,270
5% 5/15/28 (e)	1,260	1,281
5% 5/15/29 (e)	1,575	1,600
5% 5/15/30 (e)	1,400	1,420
Series 2015 D:
5% 5/15/26 (e)	1,100	1,118
5% 5/15/28 (e)	1,950	1,983
5% 5/15/29 (e)	2,550	2,591
5% 5/15/30 (e)	2,000	2,029
5% 5/15/31 (e)	2,540	2,571
5% 5/15/41 (e)	3,240	3,254
Series 2016 B:
5% 5/15/26 (e)	1,600	1,656
5% 5/15/27 (e)	1,000	1,034
5% 5/15/36 (e)	3,600	3,670
5% 5/15/41 (e)	3,750	3,795
Series 2017 B, 5% 5/15/25 (e)	1,750	1,787
Series 2018 B, 5% 5/15/31 (e)	7,350	7,799
Series 2018 D, 5% 5/15/48 (e)	2,000	2,044
Series 2018, 5% 5/15/43 (e)	10,000	10,314
Series 2019 A, 5% 5/15/49 (e)	4,950	5,053
Series 2019 D, 5% 5/15/49 (e)	5,625	5,732
Series 2021 D:
5% 5/15/35 (e)	4,735	5,180
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (e)	265	295
Series A:
5% 5/15/30 (e)	700	733
5% 5/15/51 (e)	12,270	12,661
Series F:
4% 5/15/49 (e)	5,000	4,621
5% 5/15/30 (e)	2,480	2,664
5% 5/15/34 (e)	950	1,017
5% 5/15/44 (e)	13,685	14,088
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	328
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	544
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	504
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	202
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	227
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	504
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	403
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	403
Series 2016 B, 5% 11/1/36	1,500	1,574
Los Angeles Unified School District:
Series 2019 A, 3% 1/1/34	5,785	5,487
Series 2020 C:
3% 7/1/35	4,040	3,774
3% 7/1/38	1,000	876
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/38	4,025	4,529
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	3,528
Mendocino Calif Unified School District Series 2022 B, 3% 8/1/51	3,000	2,211
Mendocino-Lake Cmnty. Clge District Series 2022 A, 3% 8/1/41	1,050	866
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	198
5% 4/1/28	3,350	3,528
Miracosta Cmnty. Clg District Series 2016 B, 2% 8/1/40	1,050	741
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,609
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,849
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,713
5% 6/1/31	500	521
5% 6/1/32	500	521
5% 6/1/33	1,800	1,876
5% 6/1/34	1,345	1,403
5% 6/1/35	1,895	1,974
5% 6/1/36	2,000	2,077
5% 6/1/41	6,155	6,315
Monterey Peninsula Cmnty. College District Series 2016, 3% 8/1/34	270	249
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,322
Mount San Antonio Cmnty. College Series 2021 C, 2% 8/1/39	3,670	2,633
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,615
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,702
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	332
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	680	697
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	513
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	467
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	10,236
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,497
5% 5/1/39	1,500	1,549
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	4,073
Novato Unified School District Series 2020 C, 2% 8/1/39	5,810	4,202
Oakland Unified School District Alameda County Series 2016 A, 3% 8/1/41	1,335	1,069
Oceanside Unified School District Series 2009:
0% 8/1/31	4,875	3,761
0% 8/1/31 (Escrowed to Maturity)	125	98
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,635
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (e)	1,120	1,127
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (e)	775	773
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (e)	1,700	1,687
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (e)	800	790
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (e)	555	543
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (e)	685	665
Palm Springs Unified School District Series 2016 A:
1.5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,360	1,890
1.5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	2,725	2,146
1.75% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	3,000	2,359
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,334
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,515
Palomar Health Rev. Series 2016, 5% 11/1/36	12,970	13,146
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,445
Panama-Buena Vista Union School District Series 2019 D, 2.625% 8/1/37	1,510	1,239
Perris Union High School District Series 2021 C, 3% 9/1/45	2,000	1,565
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,404
Pomona Unified School District:
Series 2016 D:
2.375% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	8,510	5,893
2.5% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	10,000	6,812
Series 2016 F, 3% 8/1/48	4,000	2,991
Port of Oakland Rev.:
Series 2017 D:
5% 11/1/25 (e)	5,135	5,274
5% 11/1/26 (e)	2,285	2,394
5% 11/1/27 (e)	4,000	4,249
5% 11/1/28 (e)	4,925	5,220
5% 11/1/29 (e)	4,200	4,436
Series 2021 H:
5% 5/1/24 (e)	1,375	1,382
5% 5/1/28 (e)	2,125	2,269
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,565
5% 6/15/28	2,190	2,285
5% 12/15/28	2,200	2,294
5% 12/15/29	4,825	5,028
5% 12/15/30	3,500	3,936
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	9,711
Series 2011, 0% 8/1/46	10,150	3,507
Series B:
0% 8/1/33	4,955	3,535
0% 8/1/35	9,000	5,913
0% 8/1/37	6,325	3,709
0% 8/1/38	3,200	1,772
0% 8/1/41	5,130	2,411
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/30	1,495	1,528
5% 9/1/31	1,260	1,287
5% 9/1/32	1,795	1,833
5% 9/1/33	2,740	2,797
5% 9/1/34	1,225	1,250
5% 9/1/35	1,580	1,611
5% 9/1/36	3,395	3,454
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,350	1,367
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,721
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	1,700	1,720
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,871
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	421
5% 8/1/44	2,135	2,265
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	6,400	5,981
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,227
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,357
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,911
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,757
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,642
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,703
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,403
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,260
Series 2021 G:
4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,255
4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	4,000	3,933
Series 2022 A:
5% 8/1/41	1,870	2,031
5.5% 8/1/47	2,500	2,746
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	823
5% 7/1/36	2,000	2,076
Series 2018 C:
5% 7/1/31 (e)	2,110	2,236
5% 7/1/32 (e)	1,590	1,684
5% 7/1/34 (e)	4,000	4,222
5% 7/1/35 (e)	5,000	5,276
5% 7/1/36 (e)	7,500	7,860
Series 2018 E, 5% 7/1/34	1,000	1,087
Sacramento Muni. Util. District Elec. Rev. Series 2016 D, 5% 8/15/28	2,500	2,784
Sacramento TOT Rev. Series A:
5% 6/1/34	700	754
5% 6/1/35	2,065	2,215
5% 6/1/36	2,215	2,365
5% 6/1/37	2,405	2,550
5% 6/1/38	1,240	1,304
5% 6/1/43	7,165	7,417
San Bernardino Unified School District Gen. Oblig. Series 2012 F, 3% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,000	3,847
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,778
5% 7/1/31	2,000	2,136
5% 7/1/33	1,735	1,847
5% 7/1/34	1,380	1,466
5% 7/1/35	1,500	1,587
5% 7/1/36	1,980	2,082
5% 7/1/38	2,000	2,082
5% 7/1/42	5,000	5,157
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (e)	1,000	1,007
5% 7/1/25 (e)	515	526
5% 7/1/27 (e)	500	524
5% 7/1/28 (e)	1,000	1,044
5% 7/1/29 (e)	1,725	1,800
5% 7/1/30 (e)	2,915	3,040
5% 7/1/31 (e)	1,250	1,300
5% 7/1/32 (e)	1,300	1,351
5% 7/1/33 (e)	1,330	1,381
5% 7/1/34 (e)	1,000	1,037
5% 7/1/36 (e)	1,500	1,546
5% 7/1/37 (e)	750	770
5% 7/1/47 (e)	5,250	5,268
Series A, 5% 7/1/26 (e)	690	715
Series 2017A, 5% 7/1/42	5,810	6,054
Series 2019 B:
5% 7/1/28 (e)	820	870
5% 7/1/49 (e)	5,050	5,125
Series 2023 B, 5.25% 7/1/37 (e)	2,000	2,215
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2016:
5% 10/15/29	2,000	2,078
5% 10/15/30	1,000	1,037
5% 10/15/31	650	673
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,802
Series 2008 C, 0% 7/1/37	1,300	758
Series 2008 E, 0% 7/1/47 (g)	8,700	6,383
Series 2012 E, 0% 7/1/33	1,195	846
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,068
4% 7/1/39	2,075	2,091
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (e)	1,865	1,866
Series 2016 A, 5% 5/1/30	330	346
Series 2016 B:
5% 5/1/41 (e)	9,695	9,769
5% 5/1/46 (e)	23,000	23,069
Series 2017 A, 5% 5/1/42 (e)	3,205	3,266
Series 2017 D, 5% 5/1/25 (e)	2,250	2,296
Series 2018 D, 5% 5/1/43 (e)	1,000	1,023
Series 2019 A:
5% 5/1/36 (e)	10,000	10,572
5% 5/1/37 (e)	5,595	5,873
5% 1/1/47 (e)	6,005	6,120
5% 5/1/49 (e)	12,645	12,870
Series 2019 E, 5% 5/1/50 (e)	7,000	7,120
Series 2022 A:
5% 5/1/26 (e)	5,000	5,165
5% 5/1/52 (e)	14,500	14,955
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 5% 8/1/24	750	753
San Jacinto Unified School District Series 2014:
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	875	885
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	1,250	1,264
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,182
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	656
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (e)	2,480	2,585
5% 3/1/29 (e)	735	765
5% 3/1/31 (e)	1,100	1,140
5% 3/1/32 (e)	850	880
5% 3/1/33 (e)	1,095	1,134
5% 3/1/34 (e)	1,250	1,293
5% 3/1/35 (e)	3,475	3,589
5% 3/1/36 (e)	2,250	2,317
5% 3/1/37 (e)	2,250	2,306
5% 3/1/41 (e)	10,235	10,374
Series 2017 B:
5% 3/1/29	200	214
5% 3/1/30	250	266
5% 3/1/32	235	250
5% 3/1/33	250	266
5% 3/1/34	500	532
5% 3/1/37	3,000	3,161
Series 2021 A:
4% 3/1/34 (e)	2,000	2,029
5% 3/1/24 (e)	1,000	1,003
5% 3/1/25 (e)	500	508
5% 3/1/26 (e)	1,550	1,597
5% 3/1/27 (e)	750	782
5% 3/1/28 (e)	1,270	1,342
5% 3/1/29 (e)	1,000	1,069
5% 3/1/30 (e)	1,275	1,375
5% 3/1/31 (e)	1,600	1,745
5% 3/1/32 (e)	2,000	2,179
5% 3/1/33 (e)	1,500	1,633
San Juan Unified School District Series 2020, 2.25% 8/1/39	2,000	1,504
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/29	675	699
5% 10/1/30	2,000	2,067
5% 10/1/31	2,310	2,385
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,411
0% 8/1/37	1,900	1,116
0% 8/1/47	9,000	3,115
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	760	831
San Mateo County Joint Powers Fing. Auth. Series 2021 A1:
2.5% 6/15/55	10,550	6,738
3% 6/15/46	7,510	5,827
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,381
Series 2020 A, 2.25% 9/1/42	3,000	2,100
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	833
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	870
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,791
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,887
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,801
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,164
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,012
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,785	2,082
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/32	1,365	1,520
5% 4/1/34	1,000	1,109
5% 4/1/36	2,135	2,343
5% 4/1/37	1,000	1,090
5% 4/1/38	845	913
Santa Clara County Fing. Auth. Lease Rev.:
Series 2019 A, 3% 5/1/41	2,000	1,647
Series 2021 A, 3% 5/1/39	2,250	1,917
Santa Clara Unified School District Series 2017, 3% 7/1/35	265	247
Santa Clarita Cmnty. College District Series 2019, 3% 8/1/49	2,000	1,499
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017, 4% 7/1/39	790	801
Santa Monica-Malibu Unified School District:
Series 2017 C:
4% 7/1/36	435	447
4% 7/1/37	475	484
4% 7/1/38	450	457
4% 7/1/39	550	558
5% 7/1/30	250	271
5% 7/1/31	350	379
5% 7/1/32	255	276
5% 7/1/33	250	271
5% 7/1/34	315	341
5% 7/1/35	400	431
Series 2019 A, 3% 8/1/49	3,190	2,386
Santee School District Series 2008 D, 0% 8/1/38	4,140	2,294
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	917
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,896
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,334
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)(Escrowed to Maturity)	45	50
Series 2019 B:
5% 9/1/24 (e)	425	430
5% 9/1/24 (Escrowed to Maturity) (e)	15	15
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,095
5% 4/1/36	3,000	3,130
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	4,920
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,561
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,219
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,152
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,014
5% 10/1/35	1,000	1,091
5% 10/1/36	1,585	1,716
Stockton Unified School District Gen. Oblig.:
Series 2011 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900	1,330
Series 2012 A:
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	300	304
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	265	268
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	510	516
Series 2012:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,110	1,111
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,065	1,066
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	600	601
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000	3,138
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	4,380	4,575
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	3,500	3,656
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,000	2,086
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,007
5% 6/1/26	1,185	1,221
Tulare Swr. Rev. Series 2015, 5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	1,001
Univ. of California Revs.:
Series 2017 M, 3% 5/15/37	800	718
Series 2021 Q, 3% 5/15/51	22,435	16,606
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	964
4% 1/1/36	1,000	964
5% 1/1/30	1,335	1,399
5% 1/1/31	1,350	1,414
5% 1/1/32	1,400	1,465
5% 1/1/33	2,835	2,965
5% 1/1/34	2,230	2,334
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,601
5% 8/1/38	825	872
5% 8/1/39	1,275	1,340
5% 8/1/41	420	439
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,301
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,239
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	979
Washington Township Health Care District Gen. Oblig.:
Series 2013 B:
5% 8/1/43	5,000	5,013
5.5% 8/1/40	5,000	5,031
Series 2023 B:
4.5% 8/1/53 (Assured Guaranty Muni. Corp. Insured)	2,400	2,475
5.25% 8/1/48	1,625	1,777
5.5% 8/1/53	2,600	2,900
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,569
5% 7/1/32	1,350	1,379
5% 7/1/33	1,000	1,021
Series 2019 A:
5% 7/1/29	1,120	1,175
5% 7/1/30	1,000	1,046
5% 7/1/31	875	915
5% 7/1/32	890	930
5% 7/1/36	750	769
Series 2023 A:
5.75% 7/1/48	1,000	1,058
5.75% 7/1/53	1,000	1,048
Series A:
4% 7/1/33	260	259
4% 7/1/35	300	294
5% 7/1/30	300	321
5% 7/1/31	325	345
West Contra Costa Unified School District Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,174
Wiseburn School District Series 2012 C, 0% 8/1/37	1,000	582
TOTAL CALIFORNIA		1,551,618
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	5,110	5,110
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	4,980	3,031
5.625% 7/1/27	595	621
5.625% 7/1/29	1,815	1,918
5.75% 7/1/31	4,240	4,560
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	30	29
Series 2019 A2:
4.329% 7/1/40	7,580	7,175
4.536% 7/1/53	1,864	1,699
TOTAL PUERTO RICO		24,143
TOTAL MUNICIPAL BONDS (Cost $1,612,420)		1,575,761

Municipal Notes - 0.2%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.2%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 21, 3.75% 12/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(h)(i) (Cost $3,800)	3,800	3,800

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.41% (j)(k) (Cost $49,333)	49,311,138	49,337

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $1,665,553)	1,628,898
NET OTHER ASSETS (LIABILITIES) - 1.1%	17,632
NET ASSETS - 100.0%	1,646,530

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,604,000 or 1.7% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Level 3 security
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.41%	-	216,232	166,895	423	-	-	49,337	2.2%
Total	-	216,232	166,895	423	-	-	49,337

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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